RELATED PARTY TRANSACTIONS - Advances from Related Parties (Details) - USD ($)				6 Months Ended
	Aug. 09, 2024	Jun. 30, 2024	Feb. 09, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 21, 2025	Dec. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Advances from related parties					$ 1,968,116
Advance amount		$ 686,579		$ 686,579		$ 352,536	$ 199,088
Related party loan				$ 1,052,300	$ 1,948,950
Sale price per share (in dollars per share)			$ 60
Number of shares issued for settlement			33,333
Liabilities settled			$ 4,636,397
Receivables settled			58,828
Deemed dividend to the related party			15,422,431
Director
RELATED PARTY TRANSACTIONS
Advance amount							20,000	$ 6,000	$ 9,000
Former officer and director
RELATED PARTY TRANSACTIONS
Advance amount							$ 164,088
Co-Sponsors
RELATED PARTY TRANSACTIONS
Advances from related parties			4,156,397							$ 3,104,097	$ 319,166
Proceeds from related party			1,052,300
Co-sponsors have advanced			58,828
Related Party Loan
RELATED PARTY TRANSACTIONS
Related party loan			$ 480,000
AtlasFintech Holdings Corp
RELATED PARTY TRANSACTIONS
Business combination expense		$ 803,860
AtlasFintech Holdings Corp | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Shares issued as settlement in related party payable	2,788,276
AtlasFintech Holdings Corp | Post Reverse Split
RELATED PARTY TRANSACTIONS
Shares issued as settlement in related party payable	46,471